Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of deferred income taxes

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(66,710,410)	$(10,505,375)	$(2,354,113)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(18,011,811)	(2,836,451)	(635,611)
Effect of different tax rates in foreign jurisdictions	(2,005,959)	(83,891)	5,281
Non-deductible share-based payments	218,741	399,087	505,116
Other permanent items	2,484,720	1,838,169	(620,413)
Change in deferred tax assets not recognized	15,403,428	2,471,723	733,447
Share issuance costs	-	-	(331,660)
True-ups and other	(1,179,327)	(447,452)	657,981
Deferred income tax (recovery) expense	$(3,090,208)	$1,341,185	$314,141

Schedule of deferred tax assets and liabilities

	December 31, 2023	December 31, 2022

Deferred tax assets
Non-capital losses	$-	$2,477,570
Exploration and evaluation assets	1,434,880	-
	1,434,880	2,477,570
Deferred tax liabilities
Exploration and evaluation assets	(1,434,880)	(5,567,778)

Net deferred tax liabilities	$-	$(3,090,208)

Schedule of deductible temporary differences

	December 31, 2023	December 31, 2022

Non-capital loss carry forwards	$32,616,394	$25,487,951
Capital loss carry forwards	23,360,422	24,538,993
Exploration and evaluation assets	39,102,815	8,188,922
Share issue costs	551,134	858,548
Property, plant and equipment	7,748,032	7,782,024
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$103,635,630	$67,113,271